Gross investment in lease	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Gross investment in lease
3.	Gross investment in lease:

	September 30,	December 31,
	2017	2016
Gross investment in lease	$547,640	$—
Current portion	(26,609)	—
	$521,031	$—

In April 2015, the Company entered into an agreement with MSC Mediterranean Shipping Company S.A. (“MSC”) to bareboat charter five 11000 TEU vessels for a 17-year term, beginning from the vessel delivery dates. Pursuant to the Company’s right of first refusal agreement with GCI, the Company retained three of the vessels and GCI acquired the remaining two vessels. In June 2016, two of the five 11000 TEU vessels and associated bareboat charter contracts were acquired by the Company from GCI. At the end of each 17-year bareboat charter term, MSC has agreed to purchase the vessels for $32,000,000 each. Each transaction is considered a direct financing lease and accounted for as a disposition of vessels upon delivery of each vessel.

In August and September 2017, three of the 11000 TEU vessels delivered and commenced their 17-year bareboat charters. The Company recorded a gross investment in lease of $548,636,000, relating to delivery of three vessels, $269,369,000 as deferred revenue and removed the net book value of the vessels of $279,267,000, relating to the direct financing lease.